Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of reconciliation of the company's reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Percentage working interest acquired	50.00%
NGL reserves percentage		30.10%	35.40%
Natural gas consumption percentage	14.10%		30.10%
Top of range [member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
NGL reserves percentage		30.10%
Natural gas consumption percentage		16.90%
Coirn Amargo Norte [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Percentage working interest acquired		55.00%
Acambuco field [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Percentage working interest acquired		1.50%